Basis of Preparation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Basis of Preparation [Abstract]
Interest income		$ 965,000
other income and loan revaluation	$ 1,126,000	2,007,000
Foreign currency (gains)/losses	$ 1,366,000	(1,042,000)
Finance income		1,993,000
Finance costs		$ 105
Decrease in the net loss per share (in Dollars per share)		$ 0.03